Operating Income - Additional Information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€) bond	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Disclosure Of Other Income [Line Items]
Total operating income	€ 38,176	€ 26,566	€ 85,579
Industrial income recognized	28,565	20,195	80,069
Revenue	38,176	26,566	85,579
Research tax credit (CIR)	9,610	6,371	5,510
C I R Tax Credit [Member]
Disclosure Of Other Income [Line Items]
Research tax credit (CIR)	5,807	6,017	€ 372
Ipsen
Disclosure Of Other Income [Line Items]
Total operating income	8,700	15,900
Deferred income	40,000
Sale price, clinical trial phase	40,000
Revenue	€ 8,700	€ 15,900
Ipsen | Performance obligations satisfied over time
Disclosure Of Other Income [Line Items]
Number of Performance Obligations | bond	4